Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	53,921,631	156,117,101	69,694,763	119,621,865
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding		107,525,553		82,643,496
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	23,999,206	22,815,643	26,533,868	17,167,165
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	517,616		474,700
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	29,404,809	25,775,905	42,686,195	19,811,204